Notes Payable to Related Parties (Tables) - Related parties [Member]	12 Months Ended
Dec. 31, 2015
Related Party Transaction [Line Items]
Schedule of notes payable to related parties
December 31	2015	2014
Note payable, due October 2014, with interest at 8%, payable at maturity	$17,000	$10,000
Note payable, due April 2014, with interest at 8%, payable at maturity	47,043	42,256
Note payable, due December 2016, with interest at 12%, payable at maturity	7,500	-
Note payable, due December 2016, with interest at 12%, payable at maturity	14,056	-
Total	85,599	52,256
Less current maturities	-	(52,256)
Notes Payable, Related Parties	$85,599	$-

Schedule of future maturities of notes payable, related parties
Year Ending December 31	Amount
2016	$-
2017	21,556
2018	-
2019	-
2020	64,043
Total	$85,599